Submission	Apr. 24, 2025
Submission [Line Items]
Central Index Key	0000765880
Registrant Name	HEALTHPEAK PROPERTIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES